Condensed Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (5,349,621)	$ (2,840,217)	$ (3,236,530)	$ (4,721,356)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,416,691	0
Amortization of debt discount costs	14,126	88,293	97,104	141,753
Depreciation of fixed assets	0	322	322	1,355
Series 1c Preferred Units issued in connection with license settlement				730,962
Gain from forgiveness of Payroll Protection Plan loan			(133,592)	0
Increase/(decrease) in cash resulting from changes in:
Prepaid expenses and other current assets	(1,007,393)	(5,300)	(1,374)	50,058
Other assets				0
Accounts payable	665,587	(256,601)	(232,908)	122,423
Accrued and other current liabilities	$ 371,127	$ 20,936	$ (21,563)	$ 2,533
License and settlement agreement	0	500,000	500,000	250,000
Total adjustments to reconcile net loss to net cash used in operations	$ 1,460,138	$ (652,350)	$ (792,011)	$ 799,084
Net cash used in operating activities	(3,889,483)	(3,492,567)	(4,028,541)	(3,922,272)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of issuance costs	15,386,189	0
Costs associated with debt amendment			0	(12,280)
Redemption of Series 1c preferred stock	(1,000,000)	0
Payments on debt	(556,482)	(462,963)	(810,185)	(763,889)
Proceeds from Paycheck Protection Plan loan	0	133,592	133,592
Proceeds from issuance of convertible note	1,562,717	2,314,432	0	150,000
Net proceeds from issuance of convertible subordinated promissory notes			2,974,982
Proceeds from issuance of Series 1d preferred units	570,000	0
Proceeds from issuance of Series 1c preferred units	0	250,000	250,000	5,360,630
Proceeds from exercise of Series 1a preferred warrant units	0	18,750	18,750	0
Net cash provided by financing activities	15,962,424	2,253,811	2,567,139	4,734,461
Net increase (decrease) in cash	12,072,941	(1,238,756)	(1,461,402)	812,189
Cash at beginning of period	530,400	1,991,802	1,991,802	1,179,613
Cash at end of period	12,603,341	753,046	530,400	1,991,802
Supplemental disclosures:
Cash paid for interest	1,420	51,149	56,707	99,014
Cash paid for taxes	1,400	1,400	3,272	1,138
Non-cash financing activities:
Conversion of common and preferred units and warrants to common and preferred stock and warrants	29,936,660	0
Final loan fee related to debt amendment			0	100,000
Series 1c Preferred Units issued for convertible debt and interest			$ 0	$ 151,487
Conversion of convertible subordinated promissory notes to Series 1d preferred units	4,464,801	0
Deemed dividend upon amendment to the terms to the Series 1d convertible preferred stock	2,293,199	0
Conversion of convertible subordinated promissory notes and accrued interest to common shares at IPO	180,434	0
Conversion of preferred stock to common stock at IPO	$ 6,582	$ 0